Employee benefits and share-based payments (Tables)	12 Months Ended
Jun. 30, 2026
Employee benefits and share-based payments
Schedule of evolution of the shares allocated to the plan beneficiaries and not yet delivered
	06.30.2026	06.30.2025	06.30.2024
At the beginning	1,614,402	1,671,877	1,773,528
Additions	8,152,584	-	-
Distributed to beneficiaries	(824,065)	(57,475)	(101,651)
At the end	8,942,921	1,614,402	1,671,877